INCOME TAXES - Income Tax Expense/(Recovery) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current tax expense (recovery)
Current tax expense in respect of the current year	$ 135.6	$ 146.9
Adjustment for prior periods	(0.9)	11.3
Impact of foreign exchange	(5.8)	(0.3)
Interest and penalties	(2.3)	2.0
Current tax expense (recovery)	126.6	159.8
Deferred income tax (recovery) expense
Deferred income tax (recovery) expense recognized in the current year	(545.2)	135.1
Adjustment for prior periods	1.8	(1.0)
Impact of foreign exchange	17.8	1.7
Deferred income tax (recovery) expense	(525.6)	135.9
Net income tax expense	$ (399.0)	$ 295.7